Statements of Consolidated Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2013		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Sales	$ 2,188		$ 2,020		$ 2,018		$ 2,188		$ 2,503		$ 2,505		$ 2,250		$ 2,706		$ 4,206		$ 6,226		$ 8,414		$ 9,964		$ 10,441
Costs and expenses
Costs applicable to sales	1,482		1,078		1,682		1,057										2,739		3,816		5,299	[1]	4,334	[1]	3,973	[1]
Amortization	381		299		415		267										682		981		1,362		1,032		1,036
Reclamation and remediation	25		20		18		18										36		56		81		96		120
Exploration																					247		356		350
Advanced projects, research and development																					222		348		373
General and administrative																					203		212		198
Write-down of property, plant and mine development																					4,352		52		2,084
Other expense, net																					300		449		265
Total costs and expenses																					12,066		6,879		8,399
Other income (expense)
Other income, net																					349		278		12
Interest expense, net																					(303)		(249)		(244)
Total other income (expense)																					46		29		(232)
Income (loss) before income and mining tax and other items																					(3,606)	[2]	3,114		1,810	[3]
Income and mining tax benefit (expense)																					755		(876)		(747)
Equity income (loss) of affiliates																					(5)		(51)		11
Income (loss) from continuing operations																					(2,856)		2,187		1,074
Income (loss) from discontinued operations																					61		(76)		(136)
Net income (loss)																					(2,795)		2,111		938
Net loss (income) attributable to noncontrolling interests																					261		(309)		(606)
Net income (loss) attributable to Newmont stockholders	(1,187)	[4]	398	[4]	(2,059)	[4]	314	[4]	666	[4]	368	[4]	280	[4]	488	[4]	(1,745)		(1,347)		(2,534)		1,802		332
Net income (loss) attributable to Newmont stockholders:
Continuing operations	(1,195)	[4]	419	[4]	(2,133)	[4]	314	[4]	638	[4]	401	[4]	280	[4]	559	[4]	(1,819)	[4]	(1,400)	[4]	(2,595)		1,878		468
Discontinued operations	8	[4]	(21)	[4]	74	[4]			28	[4]	(33)	[4]			(71)	[4]	74	[4]	53	[4]	61		(76)		(136)
Net income (loss) attributable to Newmont common stockholders																					$ (2,534)		$ 1,802		$ 332
Income (loss) per common share, basic
Continuing operations	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.82		$ 0.56		$ 1.13		$ (3.66)		$ (2.82)		$ (5.21)		$ 3.79		$ 0.95
Discontinued operations	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12		$ (0.15)		$ (0.28)
Earnings per share basic	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.75		$ 0.56		$ 0.99		$ (3.51)		$ (2.71)		$ (5.09)		$ 3.64		$ 0.67
Income (loss) per common share, diluted
Continuing operations	$ (2.39)		$ 0.84		$ (4.29)		$ 0.63		$ 1.28		$ 0.81		$ 0.56		$ 1.11		$ (3.66)		$ (2.82)		$ (5.21)		$ 3.76		$ 0.93
Discontinued operations	$ 0.01		$ (0.04)		$ 0.15				$ 0.06		$ (0.07)				$ (0.14)		$ 0.15		$ 0.11		$ 0.12		$ (0.15)		$ (0.27)
Earnings per share diluted	$ (2.38)		$ 0.80		$ (4.14)		$ 0.63		$ 1.34		$ 0.74		$ 0.56		$ 0.97		$ (3.51)		$ (2.71)		$ (5.09)		$ 3.61		$ 0.66
Cash dividends declared per common share	$ 0.200		$ 0.250		$ 0.350		$ 0.425		$ 0.35		$ 0.35		$ 0.35		$ 0.35						$ 1.225		$ 1.400		$ 1.000

[1]	Excludes Amortization and Reclamation and remediation.
[2]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[3]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.
[4]	Attributable to Newmont stockholders.